Separate Account VL

Financial Statements

Year Ended December 31, 2024

(With Report of Independent Registered Public Accounting Firm Thereon)

Report of Independent Registered Public Accounting Firm

To the Policy Owners of Separate Account VL and the Board of Directors of
Protective Life Insurance Company:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of the subaccounts listed in Appendix A that comprise Separate Account VL (the Separate Account) as of December 31, 2024, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the five-year period then ended. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Separate Account as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of December 31, 2024, by correspondence with the underlying mutual funds or their transfer agents; when replies were not received, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Protective Life Insurance Company Separate Accounts since 2019.

Birmingham, Alabama
April 15, 2025

Appendix A

The subaccounts that comprise Separate Account VL were audited according to varying periods as defined in the table below:

Subaccount	Statement of Assets and Liabilities	Statement of Operations	Statements of Changes in Net Assets
Columbia VP Select Small Cap Value Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Columbia VP Seligman Global Technology Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Equity 500 Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
DWS Small Cap Index VIP, Class A	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes Fund for U.S. Government Securities II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes Government Money Fund II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Federated Hermes High Income Bond Fund II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Contrafund Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Fidelity VIP Equity-Income Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth & Income Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Franklin Small-Mid Cap Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco Global Real Estate Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. American Franchise Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Diversified Dividend Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Invesco V.I. Health Care Fund, Series I	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Lord Abbett Series Fund Growth and Income Portfolio	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Disciplined Core Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

LVIP American Century International Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Ultra Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
LVIP American Century Value Fund, Standard Class II	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Investors Trust Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS New Discovery Series, Initial Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS New Discovery Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Total Return Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
MFS Utilities Series, Service Class	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

Templeton Developing Markets VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Foreign VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024
Templeton Growth VIP Fund, Class 2	As of December 31, 2024	For the year then ended December 31, 2024	For each of the years in the two-year period then ended December 31, 2024

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II
ASSETS:
Investments at fair value (1)	$357,053	$1,822,170	$1,646,654	$378,740	$332,265	$883,318	$442,602
Receivable from the Policies	938	-	-	26	1,884	11,819	843
Receivable from the fund manager	-	2,805	2,620	-	-	-	-
Receivable from the Company	2,518	12,868	11,629	2,671	2,343	6,229	3,121
Total assets	360,509	1,837,843	1,660,903	381,437	336,492	901,366	446,566

LIABILITIES:
Payable to the Policies	-	2,805	2,620	-	-	-	-
Payable to the fund manager	938	-	-	26	1,884	11,819	843
Total liabilities	938	2,805	2,620	26	1,884	11,819	843

NET ASSETS	$359,571	$1,835,038	$1,658,283	$381,411	$334,608	$889,547	$445,723

Fair value per share (NAV)	$37.94	$28.26	$31.11	$14.52	$9.07	$1.00	$5.68
Shares outstanding in the Separate Account	9,411	64,479	52,930	26,084	36,633	883,318	77,923

(1) Investments in mutual fund shares, at cost	$160,108	$1,362,963	$1,062,039	$359,113	$389,284	$883,318	$460,835

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I
ASSETS:
Investments at fair value (1)	$2,846,426	$827,058	$1,010,942	$569,014	$154,293	$188,401	$3,253,613
Receivable from the Policies	-	-	-	43	47	27	-
Receivable from the fund manager	2,966	1,420	88	-	-	-	24,135
Receivable from the Company	20,092	5,842	7,129	4,012	1,088	1,328	23,112
Total assets	2,869,484	834,320	1,018,159	573,069	155,428	189,756	3,300,860

LIABILITIES:
Payable to the Policies	2,966	1,420	88	-	-	-	24,135
Payable to the fund manager	-	-	-	43	47	27	-
Total liabilities	2,966	1,420	88	43	47	27	24,135

NET ASSETS	$2,866,518	$832,900	$1,018,071	$573,026	$155,381	$189,729	$3,276,725

Fair value per share (NAV)	$55.50	$25.50	$29.43	$80.35	$14.79	$13.39	$79.53
Shares outstanding in the Separate Account	51,287	32,434	34,351	7,082	10,432	14,070	40,911

(1) Investments in mutual fund shares, at cost	$1,902,884	$720,221	$691,681	$259,773	$161,119	$210,858	$2,120,588

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
ASSETS:
Investments at fair value (1)	$310,896	$54,986	$199,767	$1,193,106	$245,147	$193,255	$1,847,397
Receivable from the Policies	858	14	143	-	-	372	361
Receivable from the fund manager	-	-	-	1,953	5	-	-
Receivable from the Company	2,192	388	1,409	8,427	1,729	1,363	13,026
Total assets	313,946	55,388	201,319	1,203,486	246,881	194,990	1,860,784

LIABILITIES:
Payable to the Policies	-	-	-	1,953	5	-	-
Payable to the fund manager	858	14	143	-	-	372	361
Total liabilities	858	14	143	1,953	5	372	361

NET ASSETS	$313,088	$55,374	$201,176	$1,201,533	$246,876	$194,618	$1,860,423

Fair value per share (NAV)	$78.03	$25.88	$26.99	$39.92	$8.57	$10.68	$30.35
Shares outstanding in the Separate Account	3,984	2,125	7,402	29,887	28,622	18,088	60,868

(1) Investments in mutual fund shares, at cost	$282,146	$50,047	$185,180	$952,705	$237,271	$177,086	$1,025,857

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class
ASSETS:
Investments at fair value (1)	$1,189,548	$62,912	$467,805	$17,295	$785,500	$9,191	$1,198,220
Receivable from the Policies	954	-	-	-	-	-	6,307
Receivable from the fund manager	-	2	927	-	101	2	-
Receivable from the Company	8,388	444	3,305	122	5,539	65	8,449
Total assets	1,198,890	63,358	472,037	17,417	791,140	9,258	1,212,976

LIABILITIES:
Payable to the Policies	-	2	927	-	101	2	-
Payable to the fund manager	954	-	-	-	-	-	6,307
Total liabilities	954	2	927	-	101	2	6,307

NET ASSETS	$1,197,936	$63,356	$471,110	$17,417	$791,039	$9,256	$1,206,669

Fair value per share (NAV)	$12.23	$39.74	$38.89	$23.95	$23.33	$13.81	$10.75
Shares outstanding in the Separate Account	97,273	1,583	12,029	722	33,669	666	111,462

(1) Investments in mutual fund shares, at cost	$905,350	$42,635	$335,654	$14,683	$675,490	$10,799	$1,537,949

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF ASSETS AND LIABILITIES

AS OF DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
ASSETS:
Investments at fair value (1)	$329,822	$146,809	$112,913	$604,459	$539,290
Receivable from the Policies	168	-	-	9,254	1,202
Receivable from the fund manager	-	26	4	-	-
Receivable from the Company	2,326	1,035	796	4,262	3,803
Total assets	332,316	147,870	113,713	617,975	544,295

LIABILITIES:
Payable to the Policies	-	26	4	-	-
Payable to the fund manager	168	-	-	9,254	1,202
Total liabilities	168	26	4	9,254	1,202

NET ASSETS	$332,148	$147,844	$113,709	$608,721	$543,093

Fair value per share (NAV)	$22.64	$33.42	$8.45	$13.76	$12.48
Shares outstanding in the Separate Account	14,568	4,393	13,362	43,929	43,212

(1) Investments in mutual fund shares, at cost	$315,931	$133,395	$123,315	$604,841	$507,286

Note: Totals and NAV may not appear to foot/crossfoot/calculate due to rounding.

(Concluded)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II
INVESTMENT INCOME:
Dividend income	$-	$-	$21,216	$4,379	$12,006	$39,508	$26,095

EXPENSES:
Mortality and expense risk	3,170	13,999	11,958	2,687	2,469	6,511	3,222

NET INVESTMENT INCOME (LOSS)	(3,170)	(13,999)	9,258	1,692	9,537	32,997	22,873

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	64,831	94,722	97,323	370	(7,169)	-	(7,017)
Capital gain distributions	-	142,375	101,068	10,263	-	-	-

Net realized gain (loss) on investments	64,831	237,097	198,391	10,633	(7,169)	-	(7,017)

Change in net unrealized appreciation (depreciation) on investments	(9,207)	218,038	147,083	24,369	(2,895)	-	7,775

Net realized and unrealized gain (loss) on investments	55,624	455,135	345,474	35,002	(10,064)	-	758

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$52,454	$441,136	$354,732	$36,694	$(527)	$32,997	$23,631

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity-Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I
INVESTMENT INCOME:
Dividend income	$933	$13,135	$12,367	$-	$-	$4,768	$-

EXPENSES:
Mortality and expense risk	19,973	5,860	7,098	3,861	1,052	1,308	22,165

NET INVESTMENT INCOME (LOSS)	(19,040)	7,275	5,269	(3,861)	(1,052)	3,460	(22,165)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	191,799	11,666	44,515	44,614	(2,663)	(1,419)	120,711
Capital gain distributions	332,486	49,331	66,965	-	-	-	-

Net realized gain (loss) on investments	524,285	60,997	111,480	44,614	(2,663)	(1,419)	120,711

Change in net unrealized appreciation (depreciation) on investments	256,848	38,707	68,324	131,392	18,156	(5,763)	780,604

Net realized and unrealized gain (loss) on investments	781,133	99,704	179,804	176,006	15,493	(7,182)	901,315

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$762,093	$106,979	$185,073	$172,145	$14,441	$(3,722)	$879,150

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INVESTMENT INCOME:
Dividend income	$-	$1,024	$-	$10,040	$3,234	$3,144	$-

EXPENSES:
Mortality and expense risk	2,102	357	1,509	8,649	1,750	1,374	12,252

NET INVESTMENT INCOME (LOSS)	(2,102)	667	(1,509)	1,391	1,484	1,770	(12,252)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	1,323	826	1,967	29,345	595	1,591	65,711
Capital gain distributions	-	2,179	-	87,184	-	-	142,957

Net realized gain (loss) on investments	1,323	3,005	1,967	116,529	595	1,591	208,668

Change in net unrealized appreciation (depreciation) on investments	63,376	1,896	5,981	90,128	26,621	130	224,960

Net realized and unrealized gain (loss) on investments	64,699	4,901	7,948	206,657	27,216	1,721	433,628

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$62,597	$5,568	$6,439	$208,048	$28,700	$3,491	$421,376

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class
INVESTMENT INCOME:
Dividend income	$35,057	$420	$2,257	$59	$993	$-	$-

EXPENSES:
Mortality and expense risk	8,670	543	3,486	126	5,457	76	9,149

NET INVESTMENT INCOME (LOSS)	26,387	(123)	(1,229)	(67)	(4,464)	(76)	(9,149)

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	38,141	721	18,513	139	10,954	(144)	(72,981)
Capital gain distributions	70,402	4,276	35,218	1,473	69,063	-	-

Net realized gain (loss) on investments	108,543	4,997	53,731	1,612	80,017	(144)	(72,981)

Change in net unrealized appreciation (depreciation) on investments	(35,099)	5,064	26,644	821	31,558	745	152,633

Net realized and unrealized gain (loss) on investments	73,444	10,061	80,375	2,433	111,575	601	79,652

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$99,831	$9,938	$79,146	$2,366	$107,111	$525	$70,503

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INVESTMENT INCOME:
Dividend income	$7,483	$2,943	$4,378	$14,673	$5,289

EXPENSES:
Mortality and expense risk	2,436	1,063	811	4,471	4,018

NET INVESTMENT INCOME (LOSS)	5,047	1,880	3,567	10,202	1,271

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on redemption of investments	2,980	1,894	(900)	3,687	7,415
Capital gain distributions	16,050	4,097	841	-	1,810

Net realized gain (loss) on investments	19,030	5,991	(59)	3,687	9,225

Change in net unrealized appreciation (depreciation) on investments	(2,947)	6,330	4,007	(22,742)	16,603

Net realized and unrealized gain (loss) on investments	16,083	12,321	3,948	(19,055)	25,828

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,130	$14,201	$7,515	$(8,853)	$27,099

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(3,170)	$(13,999)	$9,258	$1,692	$9,537	$32,997	$22,873
Net realized gain (loss) on investments	64,831	237,097	198,391	10,633	(7,169)	-	(7,017)
Change in net unrealized appreciation (depreciation) on investments	(9,207)	218,038	147,083	24,369	(2,895)	-	7,775

Net increase (decrease) in net assets resulting from operations	52,454	441,136	354,732	36,694	(527)	32,997	23,631

POLICY TRANSACTIONS:
Policy owners' net payments	10,695	35,585	35,336	12,431	12,820	56,272	42,710
Policy maintenance charges	(20,761)	(63,950)	(49,935)	(24,391)	(25,634)	(77,266)	(55,050)
Policy owners' benefits	(80,012)	(279,618)	(224,213)	(5,050)	(10,886)	(12,505)	(12,655)
Net transfers (to) from the Company and/or Subaccounts	5,555	3,470	(12,730)	1,083	14,396	48,878	(32,180)
Net Policy loan repayments (withdrawals)	1,597	(4,793)	(10,192)	2,228	(1,230)	1,196	13,076

Increase (decrease) in net assets resulting from Policy transactions	(82,926)	(309,306)	(261,734)	(13,699)	(10,534)	16,575	(44,099)

Total increase (decrease) in net assets	(30,472)	131,830	92,998	22,995	(11,061)	49,572	(20,468)

NET ASSETS:
Beginning of period	390,043	1,703,208	1,565,285	358,416	345,669	839,975	466,191

End of period	$359,571	$1,835,038	$1,658,283	$381,411	$334,608	$889,547	$445,723

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(19,040)	$7,275	$5,269	$(3,861)	$(1,052)	$3,460	$(22,165)
Net realized gain (loss) on investments	524,285	60,997	111,480	44,614	(2,663)	(1,419)	120,711
Change in net unrealized appreciation (depreciation) on investments	256,848	38,707	68,324	131,392	18,156	(5,763)	780,604

Net increase (decrease) in net assets resulting from operations	762,093	106,979	185,073	172,145	14,441	(3,722)	879,150

POLICY TRANSACTIONS:
Policy owners' net payments	67,918	26,196	53,984	8,620	4,271	14,145	104,223
Policy maintenance charges	(113,714)	(45,491)	(58,306)	(21,708)	(6,841)	(16,551)	(222,074)
Policy owners' benefits	(193,151)	(26,807)	(46,223)	(49,980)	(11,667)	(4,668)	(154,335)
Net transfers (to) from the Company and/or Subaccounts	(111,840)	5,030	(40,548)	(9,839)	10,509	16,915	(57,440)
Net Policy loan repayments (withdrawals)	(6,065)	(2,853)	10,790	(6,693)	961	3,981	(6,602)

Increase (decrease) in net assets resulting from Policy transactions	(356,852)	(43,925)	(80,303)	(79,600)	(2,767)	13,822	(336,228)

Total increase (decrease) in net assets	405,241	63,054	104,770	92,545	11,674	10,100	542,922

NET ASSETS:
Beginning of period	2,461,277	769,846	913,301	480,481	143,707	179,629	2,733,803

End of period	$2,866,518	$832,900	$1,018,071	$573,026	$155,381	$189,729	$3,276,725

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,102)	$667	$(1,509)	$1,391	$1,484	$1,770	$(12,252)
Net realized gain (loss) on investments	1,323	3,005	1,967	116,529	595	1,591	208,668
Change in net unrealized appreciation (depreciation) on investments	63,376	1,896	5,981	90,128	26,621	130	224,960

Net increase (decrease) in net assets resulting from operations	62,597	5,568	6,439	208,048	28,700	3,491	421,376

POLICY TRANSACTIONS:
Policy owners' net payments	12,652	3,722	9,055	44,931	12,843	8,657	42,694
Policy maintenance charges	(36,398)	(5,841)	(8,349)	(85,763)	(14,018)	(8,072)	(91,510)
Policy owners' benefits	(4,259)	(1,115)	-	(43,037)	(11,503)	(3,675)	(31,016)
Net transfers (to) from the Company and/or Subaccounts	6,402	9,545	6,540	1,863	(7,100)	5,122	(56,059)
Net Policy loan repayments (withdrawals)	(740)	(57)	(3,937)	(7,072)	88	1,286	870

Increase (decrease) in net assets resulting from Policy transactions	(22,343)	6,254	3,309	(89,078)	(19,690)	3,318	(135,021)

Total increase (decrease) in net assets	40,254	11,822	9,748	118,970	9,010	6,809	286,355

NET ASSETS:
Beginning of period	272,834	43,552	191,428	1,082,563	237,866	187,809	1,574,068

End of period	$313,088	$55,374	$201,176	$1,201,533	$246,876	$194,618	$1,860,423

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$26,387	$(123)	$(1,229)	$(67)	$(4,464)	$(76)	$(9,149)
Net realized gain (loss) on investments	108,543	4,997	53,731	1,612	80,017	(144)	(72,981)
Change in net unrealized appreciation (depreciation) on investments	(35,099)	5,064	26,644	821	31,558	745	152,633

Net increase (decrease) in net assets resulting from operations	99,831	9,938	79,146	2,366	107,111	525	70,503

POLICY TRANSACTIONS:
Policy owners' net payments	53,236	-	21,854	94	34,991	-	50,700
Policy maintenance charges	(85,780)	(765)	(27,819)	(748)	(55,493)	(408)	(79,947)
Policy owners' benefits	(92,788)	(895)	(45,428)	-	(24,339)	(167)	(124,644)
Net transfers (to) from the Company and/or Subaccounts	25,105	447	268	122	10,455	64	41,986
Net Policy loan repayments (withdrawals)	(7,925)	-	(162)	-	(6,589)	(1)	(4,895)

Increase (decrease) in net assets resulting from Policy transactions	(108,152)	(1,213)	(51,287)	(532)	(40,975)	(512)	(116,800)

Total increase (decrease) in net assets	(8,321)	8,725	27,859	1,834	66,136	13	(46,297)

NET ASSETS:
Beginning of period	1,206,257	54,631	443,251	15,583	724,903	9,243	1,252,966

End of period	$1,197,936	$63,356	$471,110	$17,417	$791,039	$9,256	$1,206,669

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2024

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$5,047	$1,880	$3,567	$10,202	$1,271
Net realized gain (loss) on investments	19,030	5,991	(59)	3,687	9,225
Change in net unrealized appreciation (depreciation) on investments	(2,947)	6,330	4,007	(22,742)	16,603

Net increase (decrease) in net assets resulting from operations	21,130	14,201	7,515	(8,853)	27,099

POLICY TRANSACTIONS:
Policy owners' net payments	11,866	9,312	3,341	34,599	21,361
Policy maintenance charges	(16,436)	(21,216)	(5,206)	(46,018)	(27,718)
Policy owners' benefits	(16,676)	(5,239)	(3,682)	(9,150)	(24,515)
Net transfers (to) from the Company and/or Subaccounts	5,222	9,167	2,725	25,117	(15,182)
Net Policy loan repayments (withdrawals)	(703)	2,913	(1,075)	(6,806)	4,778

Increase (decrease) in net assets resulting from Policy transactions	(16,727)	(5,063)	(3,897)	(2,258)	(41,276)

Total increase (decrease) in net assets	4,403	9,138	3,618	(11,111)	(14,177)

NET ASSETS:
Beginning of period	327,745	138,706	110,091	619,832	557,270

End of period	$332,148	$147,844	$113,709	$608,721	$543,093

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Columbia VP Select Small Cap Value Fund, Class 2	Columbia VP Seligman Global Technology Fund, Class 2	DWS Equity 500 Index VIP, Class A	DWS Small Cap Index VIP, Class A	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(2,792)	$(13,466)	$9,356	$1,215	$6,267	$31,062	$23,525
Net realized gain (loss) on investments	8,164	86,176	104,008	5,021	(9,468)	-	(10,569)
Change in net unrealized appreciation (depreciation) on investments	37,096	635,146	208,326	44,013	14,397	-	36,960

Net increase (decrease) in net assets resulting from operations	42,468	707,856	321,690	50,249	11,196	31,062	49,916

POLICY TRANSACTIONS:
Policy owners' net payments	11,443	28,544	36,504	11,813	13,797	55,906	35,655
Policy maintenance charges	(21,256)	(78,418)	(50,116)	(23,449)	(27,150)	(86,753)	(66,340)
Policy owners' benefits	(479)	(1,152,557)	(64,743)	(11,753)	(10,491)	(8,260)	(7,319)
Net transfers (to) from the Company and/or Subaccounts	(443)	(13,509)	(12,161)	11,119	4,016	(8,711)	29,006
Net Policy loan repayments (withdrawals)	1,562	(14,517)	(2,499)	1,875	(11,333)	(4,410)	(1,061)

Increase (decrease) in net assets resulting from Policy transactions	(9,173)	(1,230,457)	(93,015)	(10,395)	(31,161)	(52,228)	(10,059)

Total increase (decrease) in net assets	33,295	(522,601)	228,675	39,854	(19,965)	(21,166)	39,857

NET ASSETS:
Beginning of period	356,748	2,225,809	1,336,610	318,562	365,634	861,141	426,334

End of period	$390,043	$1,703,208	$1,565,285	$358,416	$345,669	$839,975	$466,191

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Fidelity VIP Contrafund Portfolio, Service Class 2	Fidelity VIP Equity- Income Portfolio, Service Class 2	Fidelity VIP Growth & Income Portfolio, Service Class 2	Fidelity VIP Growth Opportunities Portfolio, Service Class 2	Franklin Small-Mid Cap Growth VIP Fund, Class 2	Invesco Global Real Estate Fund, Series I	Invesco V.I. American Franchise Fund, Series I
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(10,448)	$7,513	$6,574	$(2,965)	$(978)	$1,363	$(18,177)
Net realized gain (loss) on investments	141,284	29,963	60,630	11,656	(9,854)	(2,744)	56,195
Change in net unrealized appreciation (depreciation) on investments	498,897	31,506	71,425	144,525	42,914	15,467	809,617

Net increase (decrease) in net assets resulting from operations	629,733	68,982	138,629	153,216	32,082	14,086	847,635

POLICY TRANSACTIONS:
Policy owners' net payments	59,114	27,265	68,501	9,502	5,193	13,584	104,785
Policy maintenance charges	(134,145)	(51,308)	(72,872)	(21,757)	(8,247)	(15,837)	(205,156)
Policy owners' benefits	(106,255)	(63,428)	(45,920)	(7,896)	(7,539)	(543)	(247,121)
Net transfers (to) from the Company and/or Subaccounts	(17,216)	(11,183)	31,722	2,912	(11,601)	(1,225)	(34,200)
Net Policy loan repayments (withdrawals)	(18,381)	(5,356)	(3,275)	(12,169)	(2,183)	1,674	(8,508)

Increase (decrease) in net assets resulting from Policy transactions	(216,883)	(104,010)	(21,844)	(29,408)	(24,377)	(2,347)	(390,200)

Total increase (decrease) in net assets	412,850	(35,028)	116,785	123,808	7,705	11,739	457,435

NET ASSETS:
Beginning of period	2,048,427	804,874	796,516	356,673	136,002	167,890	2,276,368

End of period	$2,461,277	$769,846	$913,301	$480,481	$143,707	$179,629	$2,733,803

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	Invesco V.I. Discovery Mid Cap Growth Fund, Series I	Invesco V.I. Diversified Dividend Fund, Series I	Invesco V.I. Health Care Fund, Series I	Lord Abbett Series Fund Growth and Income Portfolio	LVIP American Century Disciplined Core Value Fund, Standard Class II	LVIP American Century International Fund, Standard Class II	LVIP American Century Ultra Fund, Standard Class II
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$(1,936)	$435	$(1,616)	$2,221	$1,875	$1,243	$(9,844)
Net realized gain (loss) on investments	(10,794)	7,745	(7,034)	29,907	(1,647)	985	130,895
Change in net unrealized appreciation (depreciation) on investments	44,515	(4,430)	4,446	89,994	17,450	17,969	362,651

Net increase (decrease) in net assets resulting from operations	31,785	3,750	(4,204)	122,122	17,678	20,197	483,702

POLICY TRANSACTIONS:
Policy owners' net payments	13,305	4,189	8,944	44,341	12,048	8,173	41,855
Policy maintenance charges	(24,871)	(6,611)	(9,320)	(77,785)	(15,292)	(10,279)	(92,767)
Policy owners' benefits	(24,069)	(34,471)	(221,364)	(23,632)	(73)	(2,242)	(26,935)
Net transfers (to) from the Company and/or Subaccounts	8,863	(306)	(191)	(695)	833	1,927	20,511
Net Policy loan repayments (withdrawals)	(3,767)	106	(8,863)	(7,927)	48	247	2,408

Increase (decrease) in net assets resulting from Policy transactions	(30,539)	(37,093)	(230,794)	(65,698)	(2,436)	(2,174)	(54,928)

Total increase (decrease) in net assets	1,246	(33,343)	(234,998)	56,424	15,242	18,023	428,774

NET ASSETS:
Beginning of period	271,588	76,895	426,426	1,026,139	222,624	169,786	1,145,294

End of period	$272,834	$43,552	$191,428	$1,082,563	$237,866	$187,809	$1,574,068

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	LVIP American Century Value Fund, Standard Class II	MFS Investors Trust Series, Initial Class	MFS Investors Trust Series, Service Class	MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	MFS Massachusetts Investors Growth Stock Portfolio, Service Class	MFS New Discovery Series, Initial Class	MFS New Discovery Series, Service Class
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$19,617	$(81)	$(1,087)	$(64)	$(4,917)	$(72)	$(9,074)
Net realized gain (loss) on investments	123,246	3,102	36,605	778	48,215	(230)	(114,144)
Change in net unrealized appreciation (depreciation) on investments	(48,575)	5,334	35,382	2,275	111,661	1,446	286,852

Net increase (decrease) in net assets resulting from operations	94,288	8,355	70,900	2,989	154,959	1,144	163,634

POLICY TRANSACTIONS:
Policy owners' net payments	56,423	-	21,238	94	35,411	-	49,729
Policy maintenance charges	(90,746)	(610)	(28,109)	(785)	(56,264)	(460)	(91,626)
Policy owners' benefits	(24,352)	(87)	(37,765)	-	(182,325)	(145)	(159,780)
Net transfers (to) from the Company and/or Subaccounts	(12,331)	(262)	(415)	(77)	(4,730)	(47)	9,037
Net Policy loan repayments (withdrawals)	(28,402)	-	(107)	-	(11,286)	(5)	(9,919)

Increase (decrease) in net assets resulting from Policy transactions	(99,408)	(959)	(45,158)	(768)	(219,194)	(657)	(202,559)

Total increase (decrease) in net assets	(5,120)	7,396	25,742	2,221	(64,235)	487	(38,925)

NET ASSETS:
Beginning of period	1,211,377	47,235	417,509	13,362	789,138	8,756	1,291,891

End of period	$1,206,257	$54,631	$443,251	$15,583	$724,903	$9,243	$1,252,966

Note: Totals may not appear to foot/crossfoot due to rounding.

(Continued)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL OF FIRST VARIABLE LIFE INSURANCE COMPANY

STATEMENTS OF CHANGES IN NET ASSETS

FOR THE YEAR ENDED DECEMBER 31, 2023

	SUBACCOUNTS
	MFS Total Return Series, Service Class	MFS Utilities Series, Service Class	Templeton Developing Markets VIP Fund, Class 2	Templeton Foreign VIP Fund, Class 2	Templeton Growth VIP Fund, Class 2
INCREASE (DECREASE) IN NET ASSETS:

OPERATIONS:
Net investment income (loss)	$3,503	$3,571	$1,546	$14,782	$14,251
Net realized gain (loss) on investments	14,820	8,934	(2,249)	(4,248)	(3,703)
Change in net unrealized appreciation (depreciation) on investments	10,503	(16,708)	12,904	98,117	86,032

Net increase (decrease) in net assets resulting from operations	28,826	(4,203)	12,201	108,651	96,580

POLICY TRANSACTIONS:
Policy owners' net payments	12,134	9,570	3,249	36,798	22,005
Policy maintenance charges	(21,769)	(20,421)	(4,930)	(51,428)	(32,392)
Policy owners' benefits	(13,572)	-	(77)	(33,955)	(36,617)
Net transfers (to) from the Company and/or Subaccounts	(2,385)	9,621	(7,697)	(4,506)	15,274
Net Policy loan repayments (withdrawals)	(3,313)	1,312	292	(21,657)	(907)

Increase (decrease) in net assets resulting from Policy transactions	(28,905)	82	(9,163)	(74,748)	(32,637)

Total increase (decrease) in net assets	(79)	(4,121)	3,038	33,903	63,943

NET ASSETS:
Beginning of period	327,824	142,827	107,053	585,929	493,327

End of period	$327,745	$138,706	$110,091	$619,832	$557,270

Note: Totals may not appear to foot/crossfoot due to rounding.

(Concluded)

See accompanying notes to financial statements.

SEPARATE ACCOUNT VL

NOTES TO FINANCIAL STATEMENTS
YEAR ENDED DECEMBER 31, 2024

1.	ORGANIZATION

The Separate Account VL of First Variable Life Insurance Company (the “Separate Account”), a segregated unit investment trust registered under the Investment Company Act of 1940, as amended, was established by First Variable Life Insurance Company, and exists in accordance with the regulations of the Alabama Department of Insurance. First Variable Life Insurance Company was acquired by Protective Life Insurance Company (the “Company”), which made First Variable Life Insurance Company a wholly owned subsidiary of Protective Life Insurance Company. Protective Life Insurance Company is a wholly owned subsidiary of Protective Life Corporation ("PLC"). PLC is a wholly owned subsidiary of Dai-ichi Life International Holding, LLC, a godo kaisha organized under the laws of Japan.

Under applicable insurance law, the assets and liabilities of the Separate Account are clearly identified and distinguished from the Company’s other assets and liabilities. The portion of the Separate Account's assets applicable to the variable life policies (the “Policies”) is not chargeable with liabilities arising out of any other business the Company may conduct.

The Separate Account is a funding vehicle for individual variable life insurance Policies; it consists of a number of subaccounts (the “Subaccounts”), also commonly referred to as investment divisions or funds, each of which is treated as an individual accounting entity for financial reporting purposes. The Separate Account's value at any time is allocated among Policy owners based on the number and value of their units representing their interest in the Subaccounts of the Separate Account; all of the investible assets of the Separate Account are invested in the corresponding mutual funds.

The Separate Account has identified the Chief Product Officer – Protection Division as the chief operating decision maker (“CODM”). The Separate Account is comprised of multiple Subaccounts, each of which constitutes an operating segment. The CODM uses significant performance measures of the Subaccounts, such as the total return ratio, investment income ratio, and expense ratio to make operational decisions for the Separate Account. Segment assets are reflected on the Statements of Assets and Liabilities as Total assets, and significant segment expenses are listed on the Statements of Operations.

Policy owners may allocate some or all of the applicable net payments or transfer some or all of the Policy value to the Company’s guaranteed account, which is not included in these financial statements. The assets of the Company support its insurance and annuity obligations and are subject to the Company's general liabilities from business operations.

Policy owners' net payments are allocated to the Subaccounts in accordance with Policy owner instructions and are recorded as Policy owners’ net payments in the Statements of Changes in Net Assets. Such amounts are used to provide account funds to pay Policy values under the Policies. New Policies are no longer being sold under the products in the Separate Account, but owners of existing Policies may make additional deposits.

The following is a list of the variable life insurance products funded by the Separate Account:

Capital Estate Builder

Capital One Pay

Capital Solutions

For the years or periods ended December 31, 2024 and 2023, the Separate Account was invested in up to 33 Subaccounts, as follows:

Columbia VP Select Small Cap Value Fund, Class 2

Columbia VP Seligman Global Technology Fund, Class 2

DWS Equity 500 Index VIP, Class A

DWS Small Cap Index VIP, Class A

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond Fund II

Fidelity VIP Contrafund Portfolio, Service Class 2 (a)

Fidelity VIP Equity-Income Portfolio, Service Class 2

Fidelity VIP Growth & Income Portfolio, Service Class 2

Fidelity VIP Growth Opportunities Portfolio, Service Class 2

Franklin Small-Mid Cap Growth VIP Fund, Class 2

Invesco Global Real Estate Fund, Series I

Invesco V.I. American Franchise Fund, Series I

Invesco V.I. Discovery Mid Cap Growth Fund, Series I

Invesco V.I. Diversified Dividend Fund, Series I

Invesco V.I. Health Care Fund, Series I

Lord Abbett Series Fund Growth and Income Portfolio

LVIP American Century Disciplined Core Value Fund, Standard Class II (a)

LVIP American Century International Fund, Standard Class II (a)

LVIP American Century Ultra Fund, Standard Class II (a)

LVIP American Century Value Fund, Standard Class II (a)

MFS Investors Trust Series, Initial Class

MFS Investors Trust Series, Service Class

MFS Massachusetts Investors Growth Stock Portfolio, Initial Class

MFS Massachusetts Investors Growth Stock Portfolio, Service Class (a)

MFS New Discovery Series, Initial Class

MFS New Discovery Series, Service Class (a)

MFS Total Return Series, Service Class

MFS Utilities Series, Service Class

Templeton Developing Markets VIP Fund, Class 2

Templeton Foreign VIP Fund, Class 2

Templeton Growth VIP Fund, Class 2

(a) See Subaccount Changes tables below

Subaccount Changes: Subaccount Reorganizations
During 2024, the following Subaccounts were reorganized:

Previous Name	New Name	Date of Reorganization
American Century Investments VP Value Fund, Class I	LVIP American Century Value Fund, Standard Class II	April 26, 2024

American Century Investments VP Disciplined Core Value Fund, Class I	LVIP American Century Disciplined Core Value Fund, Standard Class II	April 26, 2024

American Century Investments VP International Fund, Class I	LVIP American Century International Fund, Standard Class II	April 26, 2024

American Century Investments VP Ultra Fund, Class I	LVIP American Century Ultra Fund, Standard Class II	April 26, 2024

The Separate Account is an investment company and, therefore, applies specialized accounting guidance in accordance with the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 "Financial Services — Investment Companies".

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies of the Separate Account.

Investment valuation

Investments are made and measured in shares and are presented net of management fees and other operating expenses incurred by the Subaccounts. The investments are valued at the net asset values of the mutual funds, which value their investment securities at fair value. Transactions with the mutual funds are recognized on the trade date.

The Separate Account classifies its valuations into three levels based upon the observability of inputs to the valuation of the Separate Account’s investments. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. When considering market participant assumptions in fair value measurements, the following fair value hierarchy distinguishes between observable and unobservable inputs, which are categorized in one of the following levels:

Level 1 – Unadjusted quoted prices for identical securities in active markets.

Level 2 – Inputs other than quoted prices included in Level 1 that are observable either directly or indirectly. These may include quoted prices for similar assets in active markets.

Level 3 – Unobservable inputs to the extent observable inputs are not available and may include prices obtained from single broker quotes. Unobservable inputs reflect the reporting entity’s own assumptions and would be based on the best information available under the circumstances.

The Separate Account determines the fair values of certain financial assets based on quoted market prices. All of the investments in the Subaccounts of the Separate Account are classified as Level 1 in the fair value hierarchy and consist of open-ended mutual funds. Participants may, without restriction, transact at the daily net asset value (“NAV”) of the mutual funds. The NAV represents the daily per share value based on the fair value of the underlying portfolio of investments of the respective Subaccounts.

Receivables and payables from (to) the Policies and the fund manager

Receivables and payables from (to) the Policies and the fund manager include trading activity initiated at the Policy level from the last business day of the year that has not yet been settled with the fund manager.

Receivable from dividends

Receivable from dividends include dividends declared by the fund managers that have not yet been reinvested in accordance with the Subaccounts' designated reinvestment dates.

Receivables and payables from (to) the Company

Receivables and payables from (to) the Company include accruals for the variance between investments and reserves applicable to the Subaccount.

Dividend income and capital gain distributions

Dividend income and capital gain distributions are recorded on the ex-dividend date and are reinvested in additional shares of the mutual funds. Ordinary dividend and capital gain distributions are recognized within net investment income and net realized gains, respectively, as recorded in the financial statements of the Subaccounts.

Net realized gains and losses

Net realized gains and losses on investments include gains and losses on redemptions of the Subaccounts’ shares (determined for each product using a weighted average cost basis) and capital gain distributions from the mutual funds.

Net transfers (to) from the Company and/or Subaccounts

Net transfers (to) from the Company and Subaccounts include transfers between the Subaccounts of the Separate Account as well as transfers between the Separate Account and the Company.

Federal income taxes

The results of the operations of the Separate Account are included in the federal income tax return of the Company. Under the provisions of the Policies, the Company has the right to charge the Separate Account for federal income tax attributable to the Separate Account. No charge has been made against the Separate Account for such tax during the year ended December 31, 2024. Management will periodically review the application of this policy in the event of changes in tax law. Accordingly, a change may be made in future years to consider charges for any federal income taxes that would be attributable to the Policies.

Use of estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP) requires management to make estimates and assumptions that could affect the reported amounts of assets and liabilities, as well as the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from the estimates reported in the accompanying financial statements.

Risks and uncertainties

The Separate Account provides for various investment options in any combination of Subaccounts, each of which bears exposure to the market, credit, and liquidity risks of the underlying portfolio in which it invests. Due to the level of risk associated with certain investments and the level of uncertainty related to changes in the value of investments, it is at least reasonably possible that changes in risks in the near term could materially affect investment balances, the amounts reported in the statements of assets and liabilities, of operations and of changes in net assets. Accordingly, these financial statements should be read in conjunction with the financial statements and footnotes of the underlying Subaccounts identified in Note 1.

3.	PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2024 were as follows:

Subaccount	Purchases	Sales
Columbia VP Select Small Cap Value Fund, Class 2	$10,476	$99,104
Columbia VP Seligman Global Technology Fund, Class 2	167,859	361,712
DWS Equity 500 Index VIP, Class A	146,124	309,212
DWS Small Cap Index VIP, Class A	34,523	38,950
Federated Hermes Fund for U.S. Government Securities II	38,291	41,643
Federated Hermes Government Money Fund II	111,249	67,933
Federated Hermes High Income Bond Fund II	76,013	100,375
Fidelity VIP Contrafund Portfolio, Service Class 2	442,594	506,171
Fidelity VIP Equity-Income Portfolio, Service Class 2	83,029	76,215
Fidelity VIP Growth & Income Portfolio, Service Class 2	119,161	134,390
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	2,974	90,463
Franklin Small-Mid Cap Growth VIP Fund, Class 2	17,713	22,624
Invesco Global Real Estate Fund, Series I	40,009	24,062
Invesco V.I. American Franchise Fund, Series I	85,666	467,261
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	16,252	42,899
Invesco V.I. Diversified Dividend Fund, Series I	16,473	7,761
Invesco V.I. Health Care Fund, Series I	18,432	18,047
Lord Abbett Series Fund Growth and Income Portfolio	118,453	127,419
LVIP American Century Disciplined Core Value Fund, Standard Class II	14,967	34,909
LVIP American Century International Fund, Standard Class II	17,802	14,082
LVIP American Century Ultra Fund, Standard Class II	164,670	182,063
LVIP American Century Value Fund, Standard Class II	137,522	157,312
MFS Investors Trust Series, Initial Class	4,696	2,202
MFS Investors Trust Series, Service Class	48,335	68,953
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	1,612	861
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	92,870	74,809
MFS New Discovery Series, Initial Class	18	671
MFS New Discovery Series, Service Class	99,045	233,483
MFS Total Return Series, Service Class	44,208	42,175
MFS Utilities Series, Service Class	24,938	25,064
Templeton Developing Markets VIP Fund, Class 2	9,735	10,024
Templeton Foreign VIP Fund, Class 2	63,398	59,736
Templeton Growth VIP Fund, Class 2	29,503	71,517

4.	CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years or periods ended December 31, 2024 and 2023 were as follows:

	2024				2023
Subaccount	Units Issued		Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Columbia VP Select Small Cap Value Fund, Class 2	174		1,519	(1,345)	147	275	(128)
Columbia VP Seligman Global Technology Fund, Class 2	319		4,000	(3,681)	345	21,027	(20,682)
DWS Equity 500 Index VIP, Class A	485		5,736	(5,251)	1,051	3,237	(2,186)
DWS Small Cap Index VIP, Class A	384		685	(301)	442	617	(175)
Federated Hermes Fund for U.S. Government Securities II	1,731		2,582	(851)	1,036	2,985	(1,949)
Federated Hermes Government Money Fund II	5,449		4,664	785	2,842	6,469	(3,627)
Federated Hermes High Income Bond Fund II	1,508		2,999	(1,491)	2,381	2,582	(201)
Fidelity VIP Contrafund Portfolio, Service Class 2	1,675		7,326	(5,651)	936	5,084	(4,148)
Fidelity VIP Equity-Income Portfolio, Service Class 2	486		1,672	(1,186)	525	3,284	(2,759)
Fidelity VIP Growth & Income Portfolio, Service Class 2	834		2,740	(1,906)	2,854	3,249	(395)
Fidelity VIP Growth Opportunities Portfolio, Service Class 2	45		1,296	(1,251)	228	814	(586)
Franklin Small-Mid Cap Growth VIP Fund, Class 2	419		512	(93)	143	796	(653)
Invesco Global Real Estate Fund, Series I	931		579	352	433	464	(31)
Invesco V.I. American Franchise Fund, Series I	1,968		9,929	(7,961)	1,097	12,330	(11,233)
Invesco V.I. Discovery Mid Cap Growth Fund, Series I	1,056		2,584	(1,528)	1,765	4,014	(2,249)
Invesco V.I. Diversified Dividend Fund, Series I	688		388	300	215	2,409	(2,194)
Invesco V.I. Health Care Fund, Series I	443		398	45	412	6,733	(6,321)
Lord Abbett Series Fund Growth and Income Portfolio	481		2,681	(2,200)	781	2,415	(1,634)
LVIP American Century Disciplined Core Value Fund, Standard Class II	296		845	(549)	274	302	(28)
LVIP American Century International Fund, Standard Class II	644		558	86	629	672	(43)
LVIP American Century Ultra Fund, Standard Class II	331		2,574	(2,243)	1,264	2,068	(804)
LVIP American Century Value Fund, Standard Class II	564		2,646	(2,082)	499	2,331	(1,832)
MFS Investors Trust Series, Initial Class	-		40	(40)	-	20	(20)
MFS Investors Trust Series, Service Class	258		1,538	(1,280)	386	1,612	(1,226)
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class	3		24	(21)	3	31	(28)
MFS Massachusetts Investors Growth Stock Portfolio, Service Class	770		2,368	(1,598)	879	9,766	(8,887)
MFS New Discovery Series, Initial Class	0	*	9	(9)	-	10	(10)
MFS New Discovery Series, Service Class	2,617		5,837	(3,220)	1,079	6,473	(5,394)
MFS Total Return Series, Service Class	676		1,303	(627)	334	1,293	(959)
MFS Utilities Series, Service Class	403		541	(138)	390	366	24
Templeton Developing Markets VIP Fund, Class 2	117		239	(122)	105	347	(242)
Templeton Foreign VIP Fund, Class 2	2,419		2,669	(250)	1,494	5,417	(3,923)

	2024			2023
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)
Templeton Growth VIP Fund, Class 2	870	2,608	(1,738)	1,426	2,685	(1,259)

* The Subaccount has units that round to less than one.

Note: Units may not appear to foot/crossfoot due to rounding.

5.	EXPENSES AND RELATED PARTY TRANSACTIONS

The fees and charges below are the current expenses deducted by Subaccount from either the net unit value or from the Policy as a redemption of units. Fees and charges may vary based on factors such as product purchased, face amount, gender, age at issue of the insured, age at issue of the joint insured, insurance rate classification and smoking status, death benefit option selected, insured's age at time of face increase, and/or age of the Policy. The fees and charges are recorded, as applicable, to the respective Subaccount in the Separate Account. Redemption of units deductions are made to the individual Policies in accordance with the terms which govern each life insurance policy, as set forth in the Policy.

Expense Type	Range
Mortality and Expense Risk Fee
This fee is assessed to reimburse the Company for assuming mortality and expense risks. The fee is deducted daily, assessed through a reduction of net unit values, and recorded as Mortality and expense risk in the Statements of Operations.	a daily fee amounting to a per annum aggregate of 0.70% - 0.90% of the average daily net assets of the Subaccounts

Monthly Standard Administrative Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$8.50 - $10 per month

Monthly Standard Maintenance Charge
This charge is assessed to reimburse the Company for expenses incurred in the administration of the Policy and the Separate Account. The charge is deducted monthly, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$2.50 per month of the specified amount of the Policy

Distribution, Premium Tax and Federal Tax Charge
This deduction is to reimburse the Company for distribution expenses, premium tax expenses and/or federal tax expenses. This charge may be assessed for the first ten years of the policy on an annual basis against the account value, is deducted through a redemption of units, and is recognized as Policy maintenance charges in the Statements of Changes in Net Assets.	annual rate of 0.00% - 0.65% of the account value

Cost of Insurance Charge (COI)
This charge is assessed to reimburse the Company for the cost of providing the death benefit. The charge is assessed on the Policy's anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	$0.05 - $26.63 per $1,000 of face amount of policy

Expense Type	Range
Policy Expense Charge
This charge is assessed to reimburse the Company for sales expenses, underwriting and issue expenses, and the average premium tax expense incurred when issuing Policies. The charge is based upon the Policy value on the monthly anniversary, assessed through a redemption of units, and recorded as Policy maintenance charges within the Statements of Changes in Net Assets.	a monthly charge amounting to a per annum aggregated of 0.27% - 0.30% of the Policy's value

The Company offers a loan privilege to certain Policy owners. Such Policy owners may obtain loans using the Policy’s value as the only security for the loan. Loans are subject to provisions of The Internal Revenue Code of 1986, as amended.

6.	FINANCIAL HIGHLIGHTS

The Company sells a number of variable life products that are funded by the Separate Account. These products have unique combinations of features and expenses that are charged against the Policy owner’s account. Differences in the expense structures result in a variety of unit values, expense ratios and total returns. The following tables were developed by determining which products offered by the Company and funded by the Separate Account have the highest and lowest expense ratios. The summaries may not reflect or directly equate to the minimum and maximum Policy expenses offered by the Company, as Policy owners may not have selected all available and applicable Policy options for or during the periods presented.

A summary of the units outstanding, unit fair values, net assets for variable life Policies, investment income ratios, the expense ratios, excluding expenses of the underlying Subaccounts, and total returns for each of the five years or periods ended December 31, 2024 is as follows:

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Columbia VP Select Small Cap Value Fund, Class 2
2024	6	$64.48	$61.49	$360	0.00%	0.70%	0.90%	12.86%	12.64%
2023	7	57.13	54.59	390	0.00%	0.70%	0.90%	12.06%	11.84%
2022	7	50.98	48.81	357	0.00%	0.70%	0.90%	(15.52)%	(15.69)%
2021	8	60.34	57.90	498	0.00%	0.70%	0.90%	34.92%	24.45%
2020	10	44.73	46.52	447	0.00%	0.70%	0.90%	7.94%	8.16%
Columbia VP Seligman Global Technology Fund, Class 2
2024	20	90.01	85.67	1,835	0.00%	0.70%	0.90%	25.69%	25.44%
2023	24	71.61	68.30	1,703	0.00%	0.70%	0.90%	43.86%	43.58%
2022	45	49.78	47.57	2,226	0.00%	0.70%	0.90%	(32.33)%	(32.47)%
2021	47	73.56	70.44	3,458	0.28%	0.70%	0.90%	43.54%	31.87%
2020	49	51.25	53.42	2,583	0.00%	0.70%	0.90%	44.49%	44.78%
DWS Equity 500 Index VIP, Class A
2024	30	55.39	52.59	1,658	1.27%	0.70%	0.90%	23.75%	23.50%
2023	35	44.76	42.58	1,565	1.36%	0.70%	0.90%	25.12%	24.88%
2022	37	35.77	34.10	1,337	1.16%	0.70%	0.90%	(18.91)%	(19.07)%
2021	38	44.11	42.13	1,709	1.45%	0.70%	0.90%	33.22%	21.79%
2020	40	33.11	34.60	1,383	1.48%	0.70%	0.90%	17.04%	17.27%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
DWS Small Cap Index VIP, Class A
2024	7	$55.73	$52.91	$381	1.19%	0.70%	0.90%	10.37%	10.15%
2023	7	50.49	48.03	358	1.10%	0.70%	0.90%	15.95%	15.71%
2022	7	43.55	41.51	319	0.80%	0.70%	0.90%	(21.19)%	(21.35)%
2021	6	55.25	52.78	352	0.84%	0.70%	0.90%	18.81%	8.60%
2020	7	46.51	48.59	318	0.93%	0.70%	0.90%	18.36%	18.60%
Federated Hermes Fund for U.S. Government Securities II
2024	21	15.63	14.91	335	3.56%	0.70%	0.90%	(0.13)%	(0.33)%
2023	22	15.65	14.96	346	2.51%	0.70%	0.90%	3.46%	3.26%
2022	24	15.13	14.48	366	1.97%	0.70%	0.90%	(13.16)%	(13.33)%
2021	28	17.42	16.71	497	2.04%	0.70%	0.90%	1.18%	(6.67)%
2020	30	17.22	17.91	533	2.37%	0.70%	0.90%	4.27%	4.48%
Federated Hermes Government Money Fund II
2024	66	13.45	13.28	890	4.58%	0.70%	0.90%	3.94%	3.73%
2023	65	12.94	12.80	840	4.43%	0.70%	0.90%	3.63%	3.42%
2022	69	12.49	12.38	861	1.07%	0.70%	0.90%	0.33%	0.09%
2021	71	12.45	12.37	891	0.00%	0.70%	0.90%	(0.21)%	(1.38)%
2020	71	12.48	12.54	890	0.21%	0.70%	0.90%	(0.70)%	(0.50)%
Federated Hermes High Income Bond Fund II
2024	13	34.39	32.73	446	5.88%	0.70%	0.90%	5.52%	5.31%
2023	14	32.59	31.08	466	5.89%	0.70%	0.90%	11.93%	11.71%
2022	15	29.12	27.83	426	5.30%	0.70%	0.90%	(12.39)%	(12.57)%
2021	14	33.24	31.82	475	4.75%	0.70%	0.90%	8.51%	(0.30)%
2020	15	30.63	31.92	485	5.65%	0.70%	0.90%	4.64%	4.85%
Fidelity VIP Contrafund Portfolio, Service Class 2
2024	39	74.11	70.54	2,867	0.03%	0.70%	0.90%	32.51%	32.25%
2023	44	55.93	53.34	2,461	0.26%	0.70%	0.90%	32.19%	31.93%
2022	48	42.31	40.43	2,048	0.24%	0.70%	0.90%	(27.00)%	(27.15)%
2021	51	57.96	55.50	2,971	0.03%	0.70%	0.90%	31.96%	21.25%
2020	53	43.92	45.77	2,433	0.07%	0.70%	0.90%	29.06%	29.32%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Fidelity VIP Equity-Income Portfolio, Service Class 2
2024	19	$44.51	$42.37	$833	1.61%	0.70%	0.90%	14.25%	14.02%
2023	20	38.96	37.16	770	1.70%	0.70%	0.90%	9.61%	9.39%
2022	23	35.54	33.97	805	1.63%	0.70%	0.90%	(5.90)%	(6.09)%
2021	24	37.77	36.17	926	1.75%	0.70%	0.90%	28.96%	18.48%
2020	27	29.29	30.53	817	1.47%	0.70%	0.90%	5.48%	5.70%
Fidelity VIP Growth & Income Portfolio, Service Class 2
2024	20	51.11	48.75	1,018	1.26%	0.70%	0.90%	21.10%	20.86%
2023	22	42.21	40.33	913	1.49%	0.70%	0.90%	17.54%	17.31%
2022	22	35.91	34.38	797	1.29%	0.70%	0.90%	(5.83)%	(6.02)%
2021	28	38.13	36.59	1,069	2.29%	0.70%	0.90%	29.77%	19.71%
2020	29	29.38	30.56	871	1.72%	0.70%	0.90%	6.63%	6.84%
Fidelity VIP Growth Opportunities Portfolio, Service Class 2
2024	8	73.60	70.05	573	0.00%	0.70%	0.90%	37.59%	37.31%
2023	9	53.49	51.02	480	0.00%	0.70%	0.90%	44.29%	44.01%
2022	10	37.07	35.43	357	0.00%	0.70%	0.90%	(38.75)%	(38.87)%
2021	10	60.52	57.95	614	0.00%	0.70%	0.90%	15.58%	6.18%
2020	10	52.37	54.58	555	0.00%	0.70%	0.90%	66.72%	67.05%
Franklin Small-Mid Cap Growth VIP Fund, Class 2
2024	3	44.76	44.76	155	0.00%	0.70%	0.70%	10.26%	10.26%
2023	4	40.59	40.59	144	0.00%	0.70%	0.70%	25.86%	25.86%
2022	4	32.25	32.25	136	0.00%	0.70%	0.70%	(34.15)%	(34.15)%
2021	4	48.98	48.98	212	0.00%	0.70%	0.70%	9.25%	9.25%
2020	4	44.84	44.84	182	0.00%	0.70%	0.70%	54.01%	54.01%
Invesco Global Real Estate Fund, Series I
2024	5	37.63	35.89	190	2.58%	0.70%	0.90%	(2.49)%	(2.69)%
2023	5	38.59	36.88	180	1.51%	0.70%	0.90%	8.29%	8.07%
2022	5	35.64	34.13	168	2.58%	0.70%	0.90%	(25.46)%	(25.61)%
2021	5	47.81	45.87	254	2.79%	0.70%	0.90%	29.85%	19.77%
2020	6	36.82	38.30	234	4.43%	0.70%	0.90%	(13.11)%	(12.93)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Invesco V.I. American Franchise Fund, Series I
2024	63	$51.72	$49.11	$3,277	0.00%	0.70%	0.90%	33.94%	33.67%
2023	71	38.62	36.74	2,734	0.00%	0.70%	0.90%	39.95%	39.67%
2022	82	27.59	26.30	2,276	0.00%	0.70%	0.90%	(31.59)%	(31.73)%
2021	94	40.34	38.53	3,818	0.00%	0.70%	0.90%	16.13%	6.16%
2020	100	34.73	36.29	3,609	0.07%	0.70%	0.90%	41.08%	41.36%
Invesco V.I. Discovery Mid Cap Growth Fund, Series I
2024	18	16.81	16.81	313	0.00%	0.70%	0.70%	23.36%	23.36%
2023	20	13.63	13.63	273	0.00%	0.70%	0.70%	12.36%	12.36%
2022	22	12.13	12.13	272	0.00%	0.70%	0.70%	(31.45)%	(31.45)%
2021	19	17.69	17.69	337	0.00%	0.70%	0.70%	18.27%	18.27%
2020	20	14.96	14.96	294	0.00%	0.70%	0.70%	0.00%	0.00%
Invesco V.I. Diversified Dividend Fund, Series I
2024	3	20.12	20.12	55	2.02%	0.70%	0.70%	12.42%	12.42%
2023	2	17.89	17.89	44	1.46%	0.70%	0.70%	8.29%	8.29%
2022	5	16.53	16.53	77	1.82%	0.70%	0.70%	(2.39)%	(2.39)%
2021	5	16.93	16.93	85	1.21%	0.70%	0.70%	18.06%	18.06%
2020	6	14.34	14.34	206	1.66%	0.70%	0.70%	(0.56)%	(0.56)%
Invesco V.I. Health Care Fund, Series I
2024	5	39.66	37.83	201	0.00%	0.70%	0.90%	3.44%	3.23%
2023	5	38.34	36.64	191	0.00%	0.70%	0.90%	2.31%	2.10%
2022	11	37.48	35.89	426	0.00%	0.70%	0.90%	(13.92)%	(14.09)%
2021	12	43.54	41.78	508	0.21%	0.70%	0.90%	15.99%	7.00%
2020	12	37.54	39.04	449	0.29%	0.70%	0.90%	13.43%	13.66%
Lord Abbett Series Fund Growth and Income Portfolio
2024	26	47.05	44.67	1,202	0.86%	0.70%	0.90%	19.76%	19.52%
2023	28	39.29	37.38	1,083	0.95%	0.70%	0.90%	12.40%	12.18%
2022	29	34.96	33.32	1,026	1.19%	0.70%	0.90%	(10.07)%	(10.25)%
2021	33	38.87	37.13	1,298	1.04%	0.70%	0.90%	33.87%	22.37%
2020	37	29.04	30.34	1,129	1.49%	0.70%	0.90%	1.77%	1.98%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
LVIP American Century Disciplined Core Value Fund, Standard Class II
2024	6	$40.29	$38.43	$247	1.31%	0.70%	0.90%	12.30%	12.07%
2023	7	35.88	34.29	238	1.54%	0.70%	0.90%	7.90%	7.68%
2022	7	33.25	31.84	223	1.69%	0.70%	0.90%	(13.34)%	(13.52)%
2021	7	38.37	36.82	268	1.10%	0.70%	0.90%	27.72%	17.81%
2020	7	30.04	31.25	219	1.87%	0.70%	0.90%	10.80%	11.03%
LVIP American Century International Fund, Standard Class II
2024	9	22.20	21.17	195	1.62%	0.70%	0.90%	1.89%	1.68%
2023	9	21.79	20.82	188	1.39%	0.70%	0.90%	11.79%	11.57%
2022	9	19.49	18.67	170	1.12%	0.70%	0.90%	(25.28)%	(25.43)%
2021	6	26.09	25.03	163	0.16%	0.70%	0.90%	12.33%	3.61%
2020	6	23.22	24.16	154	0.51%	0.70%	0.90%	24.75%	25.00%
LVIP American Century Ultra Fund, Standard Class II
2024	25	75.11	71.64	1,860	0.00%	0.70%	0.90%	27.89%	27.64%
2023	27	58.73	56.13	1,574	0.00%	0.70%	0.90%	42.51%	42.23%
2022	28	41.21	39.46	1,145	0.00%	0.70%	0.90%	(32.85)%	(32.98)%
2021	34	61.37	58.88	2,119	0.00%	0.70%	0.90%	27.21%	17.35%
2020	37	48.24	50.18	1,822	0.00%	0.70%	0.90%	48.51%	48.81%
LVIP American Century Value Fund, Standard Class II
2024	20	58.59	55.63	1,198	2.90%	0.70%	0.90%	8.71%	8.50%
2023	22	53.89	51.27	1,206	2.37%	0.70%	0.90%	8.34%	8.12%
2022	24	49.75	47.42	1,211	2.05%	0.70%	0.90%	(0.16)%	(0.36)%
2021	27	49.82	47.59	1,342	1.80%	0.70%	0.90%	29.19%	18.10%
2020	31	38.57	40.30	1,250	1.98%	0.70%	0.90%	0.07%	0.27%
MFS Investors Trust Series, Initial Class
2024	1	47.86	45.44	63	0.70%	0.70%	0.90%	18.69%	18.45%
2023	1	40.32	38.36	55	0.73%	0.70%	0.90%	18.15%	17.92%
2022	1	34.13	32.53	47	0.64%	0.70%	0.90%	(17.07)%	(17.24)%
2021	1	41.15	39.31	58	0.63%	0.70%	0.90%	31.58%	20.28%
2020	1	31.28	32.68	46	0.59%	0.70%	0.90%	12.85%	13.07%

	As of December 31					For the period ended December 31
Subaccount	Units (000's)		Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
			Low	High			Low	High	Low	High
MFS Investors Trust Series, Service Class
2024	11		$44.40	$42.26	$471	0.47%	0.70%	0.90%	18.39%	18.15%
2023	12		37.50	35.77	443	0.47%	0.70%	0.90%	17.84%	17.60%
2022	13		31.83	30.41	418	0.36%	0.70%	0.90%	(17.27)%	(17.43)%
2021	15		38.47	36.84	582	0.40%	0.70%	0.90%	30.93%	20.30%
2020	20		29.38	30.62	598	0.40%	0.70%	0.90%	12.58%	12.81%
MFS Massachusetts Investors Growth Stock Portfolio, Initial Class
2024	1		31.74	31.12	17	0.35%	0.70%	0.90%	15.45%	15.22%
2023	1		27.49	27.01	16	0.30%	0.70%	0.90%	23.14%	22.90%
2022	1		22.32	21.98	13	0.10%	0.70%	0.90%	(19.82)%	(19.98)%
2021	1		27.84	27.46	17	0.24%	0.70%	0.90%	26.56%	23.40%
2020	1		22.00	22.26	14	0.42%	0.70%	0.90%	21.43%	21.67%
MFS Massachusetts Investors Growth Stock Portfolio, Service Class
2024	25		30.99	30.39	791	0.13%	0.70%	0.90%	15.17%	14.94%
2023	27		26.91	26.44	725	0.05%	0.70%	0.90%	22.84%	22.60%
2022	36		21.90	21.56	789	0.00%	0.70%	0.90%	(20.01)%	(20.17)%
2021	39		27.38	27.01	1,079	0.03%	0.70%	0.90%	26.24%	23.09%
2020	42		21.69	21.94	930	0.21%	0.70%	0.90%	21.10%	21.34%
MFS New Discovery Series, Initial Class
2024	0	*	70.70	67.13	9	0.00%	0.70%	0.90%	5.97%	5.76%
2023	0	*	66.72	63.47	9	0.00%	0.70%	0.90%	13.62%	13.39%
2022	0	*	58.72	55.98	9	0.00%	0.70%	0.90%	(30.25)%	(30.39)%
2021	2		84.19	80.41	187	0.00%	0.70%	0.90%	5.63%	(3.44)%
2020	2		79.70	83.28	191	0.00%	0.70%	0.90%	44.58%	44.87%
MFS New Discovery Series, Service Class
2024	30		40.03	38.10	1,207	0.00%	0.70%	0.90%	5.69%	5.48%
2023	33		37.87	36.12	1,253	0.00%	0.70%	0.90%	13.46%	13.23%
2022	39		33.38	31.90	1,292	0.00%	0.70%	0.90%	(30.48)%	(30.62)%
2021	41		48.02	45.98	1,969	0.00%	0.70%	0.90%	5.13%	(3.42)%
2020	45		45.67	47.60	2,124	0.00%	0.70%	0.90%	44.28%	44.57%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
MFS Total Return Series, Service Class
2024	10	$32.30	$30.81	$332	2.27%	0.70%	0.90%	6.71%	6.49%
2023	11	30.27	28.93	328	1.83%	0.70%	0.90%	9.45%	9.23%
2022	12	27.66	26.49	328	1.56%	0.70%	0.90%	(10.47)%	(10.65)%
2021	16	30.89	29.64	486	1.63%	0.70%	0.90%	17.58%	8.46%
2020	16	26.27	27.33	444	1.96%	0.70%	0.90%	8.53%	8.75%
MFS Utilities Series, Service Class
2024	3	47.01	44.83	148	2.07%	0.70%	0.90%	10.56%	10.34%
2023	3	42.52	40.63	139	3.37%	0.70%	0.90%	(3.01)%	(3.20)%
2022	3	43.84	41.98	143	1.91%	0.70%	0.90%	(0.22)%	(0.42)%
2021	5	43.93	42.15	203	1.52%	0.70%	0.90%	17.57%	8.45%
2020	5	37.37	38.87	189	2.03%	0.70%	0.90%	4.67%	4.88%
Templeton Developing Markets VIP Fund, Class 2
2024	3	39.60	37.77	114	3.87%	0.70%	0.90%	6.91%	6.70%
2023	3	37.04	35.40	110	2.11%	0.70%	0.90%	11.84%	11.62%
2022	3	33.12	31.71	107	2.47%	0.70%	0.90%	(22.53)%	(22.68)%
2021	5	42.75	41.02	195	0.93%	0.70%	0.90%	(2.64)%	(10.19)%
2020	4	43.91	45.67	195	3.64%	0.70%	0.90%	16.13%	16.36%
Templeton Foreign VIP Fund, Class 2
2024	31	19.76	18.76	609	2.37%	0.70%	0.90%	(1.69)%	(1.89)%
2023	31	20.10	19.12	620	3.17%	0.70%	0.90%	19.92%	19.68%
2022	35	16.76	15.98	586	3.04%	0.70%	0.90%	(8.25)%	(8.43)%
2021	41	18.27	17.45	755	1.85%	0.70%	0.90%	8.07%	(1.21)%
2020	42	16.90	17.66	741	2.87%	0.70%	0.90%	(2.05)%	(1.85)%

	As of December 31				For the period ended December 31
Subaccount	Units (000's)	Unit Fair Value Corresponding to the Lowest and Highest Expense Ratios		Net Assets (000's)	Investment Income Ratio (a)	Expense Ratios (b)		Total Return (c) Corresponding to the Lowest and Highest Expense Ratios
		Low	High			Low	High	Low	High
Templeton Growth VIP Fund, Class 2
2024	21	$25.96	$24.71	$543	0.94%	0.70%	0.90%	4.66%	4.45%
2023	23	24.80	23.66	557	3.37%	0.70%	0.90%	20.17%	19.93%
2022	24	20.64	19.73	493	0.15%	0.70%	0.90%	(12.12)%	(12.29)%
2021	25	23.49	22.49	582	1.11%	0.70%	0.90%	8.54%	(0.28)%
2020	25	21.64	22.55	571	2.63%	0.70%	0.90%	4.85%	5.06%

* The Subaccount has units and/or dollars that round to less than one thousand.

(a) These ratios represent the dividends received by the Subaccount, excluding distributions of capital gains, divided by the daily average net assets. These ratios exclude expenses, such as mortality and expense risk fees, that result in direct reductions in the unit values. The recognition of investment income by the Subaccount is affected by the timing of the declaration of dividends by the underlying mutual fund in which the Subaccounts invest.

(b) These ratios represent the annualized Policy expenses of the respective Subaccounts of the Separate Account, consisting primarily of mortality and expense risk fees, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to Policy owner accounts through the redemption of units and expenses of the underlying mutual fund are excluded.

(c) These amounts represent the total return for the periods indicated, are not annualized, include changes in the value of the underlying mutual fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses addressed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented.

7.	SUBSEQUENT EVENTS

The Separate Account has evaluated the effects of events subsequent to December 31, 2024, and through the date at which the financial statements were available to be issued. All accounting and disclosure requirements related to subsequent events are included in our financial statements.